Restatement of comparative information	12 Months Ended
Dec. 31, 2025
Restatement Of Comparative Information
Restatement of comparative information

5.	Restatement of comparative information

During the preparation of the consolidated financial statements for the year ended 31 December 2025, the comparative information for the year ended 31 December 2024 has been restated. The restatement reflects two distinct items, each of which is disclosed separately below:

(a) Finalisation of the QIND purchase price allocation - measurement period adjustments (IFRS 3)

The Group acquired a controlling interest in Quality Industrial Corp. (“QIND”) on 26 November 2024. Provisional amounts were recognised at the acquisition date, as permitted by IFRS 3. During the 12-month measurement period following the acquisition, the Group, with the assistance of an independent valuation specialist, finalised the purchase price allocation. The finalisation resulted in the recognition of acquired intangible assets (customer relationships of €19.4M and trade names of €4.5M), a corresponding deferred tax liability of €2.2M, and a consequential reduction in goodwill of €12.4M. These adjustments have been applied retrospectively to the acquisition date and accordingly reflected in the restated comparative information at 31 December 2024. These adjustments do not constitute the correction of prior period errors under IAS 8.

(b) Correction of prior period error (IAS 8)

In addition to the measurement period adjustments described above, the preparation of the current year’s consolidated financial statements identified the following errors relating to the year ended 31 December 2024 which have been corrected retrospectively in accordance with IAS 8.42:

(i)	Fair value remeasurement of derivative financial liabilities - following further review of the valuation of certain convertible notes, associated warrants and related derivative features (including the Jefferson/QIND convertible instruments reclassified on consolidation), a correction was required to the fair value remeasurement of these instruments at 31 December 2024. The correction resulted in an increase in the derivative financial liability balance of €234k, a corresponding charge to derivative financial instrument movements within profit or loss of €165k, a reclassification of €64k from loans and borrowings, and an adjustment of €5k to the convertible note reserve.

(ii)	Gain on deconsolidation of Hanoi Asset Management - following further review of the net liabilities derecognised on the deconsolidation of Hanoi Asset Management in December 2024, together with related consolidation adjustments and intercompany write-offs, it was identified that the gain on deconsolidation recognised in the 2024 financial statements was overstated by approximately €873k. The previously reported gain of €2,719k has been restated to €1,846k.

(iii)	Other balance corrections - the Group identified a number of immaterial expense accruals, balance adjustments and reclassifications relating to the year ended 31 December 2024 that were not reflected in the financial statements as originally issued. In aggregate, these corrections totalled approximately €260k and have been reflected in the restated comparative information.

The restatement has no impact on the opening statement of financial position as at 1 January 2024, as the underlying matters arose during the year ended 31 December 2024.

Impact on consolidated statement of profit or loss for the year ended 31 December 2024

€’000	As previously reported	Adjustment	Restated
Revenue	1,605	-	1,605
Cost of sales	(1,168)	-	(1,168)
Gross profit	437	-	437
Other income / (expenses)	881	-	881
Administration expenses	(15,873)	(587)	(16,460)
Share-based payments expense	(2,189)	-	(2,189)
Operating expenses	(17,181)	(586)	(17,767)
Operating loss before interest	(16,744)	(586)	(17,331)
Finance income / (costs)	223	70	293
Interest payable and similar expense	(531)	6	(525)
Derivative financial instruments movements	627	(165)	462
Net finance income / (costs)	319	(89)	230
Profit / (loss) on deconsolidation due to insolvency	2,719	(873)	1,846
Loss before tax	(13,706)	(1,548)	(15,254)
Income tax expense	(25)	-	(25)
Net loss for the year	(13,731)	(1,548)	(15,280)

Impact on consolidated statement of financial position as at 31 December 2024

€’000	As previously reported	Adjustment	Restated
Property, plant and equipment	307	-	307
Goodwill	18,990	(12,388)	6,602
Customer relationships	-	19,429	19,429
Trade names	-	4,529	4,529
Related party receivables	1,827	(1,827)	-
Total non-current assets	21,124	9,743	30,867
Inventory	1,130	61	1,191
Other current assets	1,846	(1,846)	-
Total current assets	7,002	(1,791)	5,211
Total assets	28,126	7,952	36,078
Other payables – long-term	4,260	2,198	6,458
Total non-current liabilities	4,415	2,198	6,614
Trade and other payables	9,133	1,047	10,180
Total current liabilities	13,011	1,217	14,228
Total liabilities	17,426	3,415	20,841
Net assets	10,699	4,537	15,236

Impact on equity as at 31 December 2024

€’000	As previously reported	Adjustment	Restated
Convertible note reserve	29	(5)	24
Retained earnings and profit and loss	(236,436)	(1,549)	(237,985)
Non-controlling interests	(2,091)	6,090	3,999
Total equity	10,699	4,537	15,236

No restatement was required to the opening statement of financial position as at 1 January 2024.